Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Ceded Premiums Earned	$ 1,297	$ (2,190)	$ (3,559)	$ (2,486)
Policyholder Benefits and Claims Incurred, Ceded	$ 1,244	$ (1,762)	$ (2,988)	$ (1,771)